UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill REIT Management LLC
Address: 4400 MacArthur Blvd. Suite 740

         Newport Beach, CA  92660

13F File Number:  28-12287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Herold
Title:     Vice President
Phone:     949-975-0500

Signature, Place, and Date of Signing:

     /s/ John Herold     Newport Beach, CA/USA     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $143,503 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     1950    38700 SH       SOLE                    38700        0        0
AVALONBAY CMNTYS INC           COM              053484101     8167    91600 SH       SOLE                    91600        0        0
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203     1149    72900 SH       SOLE                    72900        0        0
BRE PROPERTIES INC             CL A             05564E106     2467    57000 SH       SOLE                    57000        0        0
BROOKFIELD PPTYS CORP          COM              112900105     5316   298800 SH       SOLE                   298800        0        0
COLONIAL PPTYS TR              COM SH BEN INT   195872106     1467    73300 SH       SOLE                    73300        0        0
DIAMONDROCK HOSPITALITY CO     COM              252784301      491    45100 SH       SOLE                    45100        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108     3570    81146 SH       SOLE                    81146        0        0
EQUITY ONE                     COM              294752100     2012    97906 SH       SOLE                    97906        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    12056   315016 SH       SOLE                   315016        0        0
ESSEX PPTY TR INC              COM              297178105      383     3600 SH       SOLE                     3600        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     7442   107855 SH       SOLE                   107855        0        0
HCP INC                        COM              40414L109     1715    53900 SH       SOLE                    53900        0        0
HIGHWOODS PPTYS INC            COM              431284108     1448    46100 SH       SOLE                    46100        0        0
HOST HOTELS & RESORTS INC      COM              44107P104     2767   202700 SH       SOLE                   202700        0        0
MACERICH CO                    COM              554382101     8819   141940 SH       SOLE                   141940        0        0
MACK CALI RLTY CORP            COM              554489104     1343    39312 SH       SOLE                    39312        0        0
MARRIOTT INTL INC NEW          CL A             571903202     1905    72600 SH       SOLE                    72600        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     4906   155800 SH       SOLE                   155800        0        0
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107     1072    46308 SH       SOLE                    46308        0        0
POST PPTYS INC                 COM              737464107     3167   106449 SH       SOLE                   106449        0        0
PUBLIC STORAGE                 COM              74460D109    10163   125800 SH       SOLE                   125800        0        0
REGENCY CTRS CORP              COM              758849103     7833   132496 SH       SOLE                   132496        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     3290    36600 SH       SOLE                    36600        0        0
SPDR TR                        UNIT SER 1       78462F103    33339   260500 SH       SOLE                   260500        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101      488    29400 SH       SOLE                    29400        0        0
TANGER FACTORY OUTLET CTRS I   COM              875465106     4132   115000 SH       SOLE                   115000        0        0
TAUBMAN CTRS INC               COM              876664103     7141   146777 SH       SOLE                   146777        0        0
UDR INC                        COM              902653104     3505   156600 SH       SOLE                   156600        0        0